PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consisted of the following (stated in thousands):

	December 31,
	2022	2021
Medical equipment	$401	$347
Computer equipment	43	43
Furniture and fixtures	84	69
Gross property, plant and equipment	528	459
Less: Accumulated depreciation and amortization	(452)	(374)
Property, plant and equipment, net	$76	$85

Depreciation expense related to equipment and furniture and fixtures was $78 thousand and $102 thousand for the years ended December 31, 2022 and 2021, respectively.